INVESTMENTS - PrairieSky (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	$ 346	$ (38)	$ (327)
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Fair value loss (gain) from PrairieSky	326	(3)	(292)
Dividend income from PrairieSky	(17)	(17)	(27)
(Gain) loss from investment	$ 309	$ (20)	$ (319)